Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2021
Par value change per share	$ 1.1211
Bottom of Range
Par value change per share		$ 1.1211
Top of Range
Par value change per share		$ 1